Other Assets - Summary of Other Current Assets (Parenthetical) (Detail)	Aug. 01, 2016
Mandatory reserves with Central Bank of Russia for deposits in RUB [member]
Disclosure Of Other Current Assets [Line Items]
Mandatory reserves that constitutes percentage of liability of the Company for deposits	5.00%
Change in value of mandatory reserves with Central Bank of Russia for deposits in foreign currency [member] | Bottom of range [member]
Disclosure Of Other Current Assets [Line Items]
Mandatory reserves that constitutes percentage of liability of the Company for deposits	6.00%
Change in value of mandatory reserves with Central Bank of Russia for deposits in foreign currency [member] | Top of range [member]
Disclosure Of Other Current Assets [Line Items]
Mandatory reserves that constitutes percentage of liability of the Company for deposits	7.00%